Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)(2)	Net Income (Loss)(3) (millions)

2023	62,195	(4,286,114)	323,798	270,703	28.23	(20.71)
2022	62,195	(49,087,719)	386,760	94,383	33.39	(18.30)

PEO Total Compensation Amount		$ 62,195	$ 62,195
PEO Actually Paid Compensation Amount	[1]	(4,286,114)	(49,087,719)
Non-PEO NEO Average Total Compensation Amount		323,798	386,760
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 270,703	94,383
Equity Valuation Assumption Difference, Footnote [Text Block]
	2022		2023
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	-	(134,920)	-	(72,040)

Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	-	46,680	-	42,880

Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	-	-	-	-

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(49,149,914)	(109,265)	(4,348,309)	(12,967)

Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-	(94,872)	-	(10,968)

Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	-	-	-	-

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	-	-	-	-

Total Adjustments	(49,149,914)	(292,377)	(4,348,309)	(53,095)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to Mr. Fischel and the average amount of compensation actually paid to our named executive officers as a group (excluding Mr. Fischel) during the periods presented are not correlated. Although we have not historically aligned executive compensation with TSR, our stock incentive programs, which are an integral part of our executive compensation program, are tied to company performance because they provide value only if the market price of our common stock increases and if the executive officer continues in our employment over the vesting period. These stock awards strongly align our executive officers’ interests with those of our shareholders by providing a continuing financial incentive to maximize long-term value for our shareholders and by encouraging our executive officers to continue in our employment for the long-term. Additionally, part of the compensation of our named executive officers other than our PEO consists of annual performance-based cash bonuses which are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. See the Executive Compensation section for a complete discussion of our compensation programs.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

Between 2022 and 2023, our net loss increased. The compensation actually paid for both our PEO and non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K increased reflecting the reduced decline in stock price during 2023 as compared to the more significant decline in stock price during 2022.

Total Shareholder Return Amount	[2]	$ 28.23	33.39
Net Income (Loss) Attributable to Parent	[3]	$ (20,710,000)	$ (18,300,000)
PEO Name		Mr. David Fischel	Mr. David Fischel
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,348,309)	$ (49,149,914)
PEO [Member] | Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,348,309)	(49,149,914)
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(53,095)	(292,377)
Non-PEO NEO [Member] | Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(72,040)	(134,920)
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		42,880	46,680
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,967)	(109,265)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,968)	(94,872)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Amounts represent compensation actually paid to our CEO, Mr. David Fischel, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average compensation actually paid to our CFO, Ms. Peery, as our remaining NEO or “Non-PEO NEO” for the relevant fiscal year. Amounts were computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to Mr. Fischel or Ms. Peery during the applicable year.
[2]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2022 or 2023.
[3]	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.